Other current and non-current non-financial assets (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other current financial assets: [Member]
Detailed Information About Short Term And Long Term Exploitation Conciliation [Line Items]
Opening balance	$ 1,318	$ 1,367
Amortization	(1,359)	(1,683)
Reclassifications	1,276	1,634
Total changes	(83)	(49)
Total	1,235	1,318
Other non-current financial assets: [Member]
Detailed Information About Short Term And Long Term Exploitation Conciliation [Line Items]
Opening balance	7,011	8,645
Amortization	0	0
Reclassifications	1,587	(1,634)
Total changes	1,587	(1,634)
Total	$ 8,598	$ 7,011